Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes.
Provision for taxes

($ in millions)	2011	2010	2009
Current taxes on income	1,278	867	1,057
Deferred taxes	(34)	151	(56)

Tax expense from continuing operations	1,244	1,018	1,001

Tax benefit from discontinued operations	(1)	(3)	(7)

Effective tax rate for the year

($ in millions, except % data)	2011	2010	2009
Reconciliation of taxes:
Income from continuing operations before taxes	4,550	3,740	4,120
Weighted-average tax rate	24.9%	25.3%	23.9%
Taxes at weighted-average tax rate	1,134	945	983
Items taxed at rates other than the weighted-average tax rate	103	(21)	(13)
Changes in valuation allowance, net	(22)	60	(46)
Changes in tax laws and enacted tax rates	(17)	6	5
Other, net	46	28	72

Tax expense from continuing operations	1,244	1,018	1,001

Effective tax rate for the year	27.3%	27.2%	24.3%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2011	2010
Deferred tax assets:
Unused tax losses and credits	963	1,102
Pension and other accrued liabilities	1,064	1,005
Inventories	276	241
Property, plant and equipment	192	90
Other	134	134

Total gross deferred tax asset	2,629	2,572
Valuation allowance	(375)	(450)

Total gross deferred tax asset, net of valuation allowance	2,254	2,122
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,037)	(441)
Pension and other accrued liabilities	(164)	(191)
Inventories	(152)	(159)
Other current assets	(220)	(137)
Unremitted earnings	(213)	(171)
Other	(60)	(49)

Total gross deferred tax liability	(1,846)	(1,148)

Net deferred tax asset	408	974

Included in:
"Deferred taxes"—current assets	932	896
"Deferred taxes"—non-current assets	318	846
"Deferred taxes"—current liabilities	(305)	(357)
"Deferred taxes"—non-current liabilities	(537)	(411)

Net deferred tax asset	408	974

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2009	598	139	737
Net change due to acquisitions and divestments	(2)	—	(2)
Increase relating to prior year tax positions	133	62	195
Decrease relating to prior year tax positions	(9)	(8)	(17)
Increase relating to current year tax positions	93	6	99
Decrease due to settlements with tax authorities	(41)	(3)	(44)
Decrease as a result of the applicable statute of limitations	(69)	(22)	(91)
Exchange rate differences	9	2	11

Balance at December 31, 2009, which would, if recognized, affect the effective tax rate	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010, which would, if recognized, affect the effective tax rate	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822

Open tax years subject to examination
At December 31, 2011, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2008
Asia	2002
Middle East & Africa	2004